SHARE-BASED COMPENSATION	12 Months Ended
Dec. 31, 2017
Share-based Payment Arrangements [Abstract]
SHARE-BASED COMPENSATION
SHARE-BASED COMPENSATION:

(a)	Employee share purchase plans:
The Company has employee share purchase plans which allow eligible employees to authorize payroll deductions of up to 10% of their salary to purchase from Treasury, common shares of the Company at a price of 90% of the then current share price as defined in the plans. Employees purchasing shares under the plans subsequent to January 1, 2008 must hold the shares for a minimum of two years. The Company has reserved 5,000,000 common shares for issuance under the plans. As at December 31, 2017, a total of 852,255 shares (January 1, 2017 - 794,193) were issued under these plans. Included as compensation costs in selling, general and administrative expenses is $0.2 million (2016 - $0.2 million) relating to the employee share purchase plans.

(b)	Stock options and restricted share units:
The Company’s Long-Term Incentive Plan (the "LTIP") includes stock options and restricted share units. The LTIP allows the Board of Directors to grant stock options, dilutive restricted share units ("Treasury RSUs") and non-dilutive restricted share units ("non-Treasury RSUs") to officers and other key employees of the Company and its subsidiaries. The number of common shares that are issuable pursuant to the exercise of stock options and the vesting of Treasury RSUs for the LTIP is fixed at 12,000,632. As at December 31, 2017, 1,278,661 common shares remained authorized for future issuance under this plan.
The exercise price payable for each common share covered by a stock option is determined by the Board of Directors at the date of the grant, but may not be less than the closing price of the common shares of the Company on the trading day immediately preceding the effective date of the grant. Stock options granted since fiscal 2007 vest equally beginning on the second, third, fourth, and fifth anniversary of the grant date, with limited exceptions.

Holders of Treasury RSUs, non-Treasury RSUs and deferred share units are entitled to dividends declared by the Company which are recognized in the form of additional equity awards equivalent in value to the dividends paid on common shares. The vesting conditions of the additional equity awards are subject to the same performance objectives and other terms and conditions as the underlying equity awards. The additional awards related to outstanding Treasury RSUs and non-Treasury RSUs expected to be settled in common shares are credited to contributed surplus when the dividends are declared.

Outstanding stock options were as follows:

Stock options issued in Canadian dollars and to be exercised on the TSX:
	Number	Weighted exercise price (CA$)

Stock options outstanding, January 3, 2016	1,895	$29.78
Changes in outstanding stock options:
Granted	714	33.01
Exercised	(77)	13.76
Stock options outstanding, January 1, 2017	2,532	31.18
Changes in outstanding stock options:
Exercised	(269)	16.43
Stock options outstanding, December 31, 2017	2,263	$32.94

Stock options issued in U.S. dollars and to be exercised on the NYSE:
	Number	Weighted exercise price (US$)

Stock options outstanding, January 1, 2017	—	$—
Changes in outstanding stock options:
Granted	759	29.01
Stock options outstanding, December 31, 2017	759	$29.01

15. SHARE-BASED COMPENSATION (continued):

(b)	Stock options and restricted share units (continued):

As at December 31, 2017, 599,562 outstanding options, all of which were issued in Canadian dollars and to be exercised on the TSX, were exercisable at the weighted average exercise price of CA$26.68 (January 1, 2017 - 468,813 options at CA$19.43). For stock options exercised during fiscal 2017, the weighted average share price at the date of exercise was CA$39.23 (2016 - CA$37.32). Based on the Black-Scholes option pricing model, the grant date weighted average fair value of options granted during the twelve months ended December 31, 2017 was $5.15 (January 1, 2017 - $4.07). The following table summarizes the assumptions used in the Black-Scholes option pricing model for the stock option grants for fiscal 2017 and 2016:

	2017	2016

Exercise price	US$29.01	CA$33.01
Risk-free interest rate	1.90%	0.66%
Expected volatility	20.78%	21.85%
Expected life	4.63 years	4.63 years
Expected dividend yield	1.29%	1.27%

Expected volatilities are based on the historical volatility of Gildan’s share price. The risk-free rate used for stock options issued in Canadian dollars and to be exercised on the TSX is equal to the yield available on Government of Canada bonds at the date of grant with a term equal to the expected life of the options. The risk-free rate used for stock options issued in U.S. dollars and to be exercised on the NYSE is equal to the yield available on U.S Department of Treasury bonds at the date of grant with a term equal to the expected life of the options.

The following table summarizes information about stock options issued and outstanding and exercisable at December 31, 2017:

	Options issued and outstanding		Options exercisable
Exercise prices	Number	Remaining contractual life (yrs)	Number

CA$13.60	63	1	63
CA$15.59	81	2	81
CA$24.22	261	3	174
CA$30.46	286	4	138
CA$33.01	714	6	—
CA$38.01	575	5	144
CA$42.27	283	8	—
	2,263		600
US$29.01	759	7	—
	3,022		600

A Treasury RSU represents the right of an individual to receive one common share on the vesting date without any monetary consideration being paid to the Company. All Treasury RSUs awarded to date vest within a five-year vesting period. The vesting of at least 50% of each Treasury RSU grant is contingent on the achievement of performance conditions that are based on the Company’s average return on assets performance for the period as compared to the S&P/TSX Capped Consumer Discretionary Index, excluding income trusts.

15. SHARE-BASED COMPENSATION (continued):

(b)	Stock options and restricted share units (continued):

Outstanding Treasury RSUs were as follows:

	Number	Weighted average fair value per unit

Treasury RSUs outstanding, January 3, 2016	292	$20.25
Changes in outstanding Treasury RSUs:
Granted	8	30.08
Granted for dividends declared	3	29.08
Settled through the issuance of common shares	(43)	17.78
Forfeited	(11)	29.20
Treasury RSUs outstanding, January 1, 2017	249	20.70
Changes in outstanding Treasury RSUs:
Granted for dividends declared	2	29.04
Settled through the issuance of common shares	(149)	14.12
Treasury RSUs outstanding, December 31, 2017	102	$30.46

As at December 31, 2017 and January 1, 2017, none of the awarded and outstanding Treasury RSUs were vested.

The compensation expense included in selling, general and administrative expenses for fiscal 2017 was $3.8 million (2016 - $3.7 million) in respect of the stock options and $0.9 million (2016 - $0.8 million) in respect of Treasury RSUs, and the counterpart has been recorded as contributed surplus. When the underlying shares are issued to the employees, the amounts previously credited to contributed surplus are transferred to share capital.

Outstanding non-Treasury RSUs were as follows:

	Number	Weighted average fair value per unit

Non-Treasury RSUs outstanding, January 3, 2016	953	$28.42
Changes in outstanding non-Treasury RSUs:
Granted	431	25.40
Granted for performance	113	28.42
Granted for dividends declared	10	28.99
Settled - common shares	(248)	28.42
Settled - payment of withholding taxes	(178)	28.42
Forfeited	(34)	28.42
Non-Treasury RSUs outstanding, January 1, 2017	1,047	27.18
Changes in outstanding non-Treasury RSUs:
Granted	471	29.38
Granted for performance	88	28.42
Granted for dividends declared	13	29.86
Settled - common shares	(215)	28.34
Settled - payment of withholding taxes	(142)	28.42
Forfeited	(62)	27.66
Non-Treasury RSUs outstanding, December 31, 2017	1,200	$27.79

15. SHARE-BASED COMPENSATION (continued):

(b)	Stock options and restricted share units (continued):

Non-Treasury RSUs have the same features as Treasury RSUs, except that their vesting period is a maximum of three years and they can be settled in cash based on the Company’s share price on the vesting date, or through the delivery of common shares purchased on the open market, at the Company's option. Non-Treasury RSUs are settled in common shares purchased on the open market, and to the extent that the Company has an obligation under tax laws to withhold an amount for an employee’s tax obligation associated with the share-based payment the Company settles non-Treasury RSUs on a net basis. Beginning in fiscal 2010, 100% of non-Treasury RSUs awarded to executive officers have vesting conditions that are dependent upon the financial performance of the Company relative to a benchmark group of Canadian publicly listed companies. In addition, up to two times the actual number of non-Treasury RSUs awarded to executive officers can vest if exceptional financial performance is achieved. As at December 31, 2017 and January 1, 2017, none of the outstanding non-Treasury RSUs were vested.

The compensation expense included in selling, general and administrative expenses, in respect of the non-Treasury RSUs, for fiscal 2017 was $11.2 million (2016 - $11.1 million), and the counterpart has been recorded as contributed surplus. When the underlying common shares are delivered to employees for settlement upon vesting, the amounts previously credited to contributed surplus are transferred to share capital.

(c) Deferred share unit plan:
The Company has a deferred share unit plan for independent members of the Company’s Board of Directors who must receive at least 50% of their annual board retainers in the form of deferred share units ("DSUs"). The value of these DSUs is based on the Company’s share price at the time of payment of the retainers or fees. DSUs granted under the plan will be redeemable and the value thereof payable in cash only after the director ceases to act as a director of the Company. As at December 31, 2017, there were 292,873 (January 1, 2017 - 255,472) DSUs outstanding at a value of $9.5 million (January 1, 2017 - $6.5 million). This amount is included in accounts payable and accrued liabilities based on a fair value per deferred share unit of $32.30 (January 1, 2017 - $25.37). The DSU obligation is adjusted each quarter based on the market value of the Company’s common shares. The Company includes the cost of the DSU plan in selling, general and administrative expenses, which for fiscal 2017 was $1.1 million (2016 - $0.7 million).

Changes in outstanding DSUs were as follows:

	2017	2016

DSUs outstanding, beginning of fiscal year	255	226
Granted	35	36
Granted for dividends declared	3	2
Forfeited	—	(9)
DSUs outstanding, end of fiscal year	293	255